Subsidiaries and Non-controlling Interests - Summary Of Significant Subsidiaries Within The Group (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Grab Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%
Grab Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%
A2G Holdings Inc.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%
Jaya Grocer Holdings Sdn. Bhd.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	75.00%	75.00%
GrabCar Pte. Ltd.
Disclosure of subsidiaries [line items]
Ownership interests held by the Group	100.00%	100.00%